Interim Condensed Consolidated Statements of Comprehensive Income (unaudited) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2019	Jul. 31, 2018
Statement of comprehensive income [abstract]
Net income	$ 3,263	$ 3,109	$ 9,665	$ 9,181
Net change in unrealized gains (losses) on debt securities and loans at fair value through other comprehensive income
Net unrealized gains (losses) on debt securities and loans at fair value through other comprehensive income	79	43	218	5
Provision for credit losses recognized in income	(2)	(9)	(12)	15
Reclassification of net losses (gains) on debt securities and loans at fair value through other comprehensive income to income	(15)	(13)	(75)	(76)
Net change in unrealized gains (losses) on debt securities and loans at fair value through other comprehensive income	62	21	131	(56)
Foreign currency translation adjustments
Unrealized foreign currency translation gains (losses)	(1,246)	415	(115)	387
Net foreign currency translation gains (losses) from hedging activities	590	(78)	126	(130)
Reclassification of losses (gains) on foreign currency translation to income			2
Reclassification of losses (gains) on net investment hedging activities to income			2
Foreign currency translation adjustments	(656)	337	15	257
Net change in cash flow hedges
Net gains (losses) on derivatives designated as cash flow hedges	(118)	(45)	(616)	162
Reclassification of losses (gains) on derivatives designated as cash flow hedges to income	11	28	(88)	19
Net change in cash flow hedges	(107)	(17)	(704)	181
Items that will not be reclassified subsequently to income:
Remeasurements of employee benefit plans (Note 7)	(581)	464	(1,067)	597
Net fair value change due to credit risk on financial liabilities designated as at fair value through profit or loss	118	(13)	92	113
Net gains (losses) on equity securities designated at fair value through other comprehensive income	(10)	2	27	1
Total items that will not be reclassified subsequently to income	(473)	453	(948)	711
Total other comprehensive income (loss), net of taxes	(1,174)	794	(1,506)	1,093
Total comprehensive income (loss)	2,089	3,903	8,159	10,274
Total comprehensive income attributable to:
Shareholders	2,090	3,894	8,153	10,245
Non-controlling interests	(1)	9	6	29
Total comprehensive income (loss)	2,089	3,903	8,159	10,274
Income taxes on other comprehensive income
Net unrealized gains (losses) on debt securities and loans at fair value through other comprehensive income	17	20	61	22
Provision for credit losses recognized in income		9		5
Reclassification of net losses (gains) on debt securities and loans at fair value through other comprehensive income to income	(7)	(10)	(39)	(40)
Unrealized foreign currency translation gains (losses)		1	2	1
Net foreign currency translation gains (losses) from hedging activities	207	(23)	47	(43)
Reclassification of losses (gains) on net investment hedging activities to income			1
Net gains (losses) on derivatives designated as cash flow hedges	(40)	(16)	(219)	89
Reclassification of losses (gains) on derivatives designated as cash flow hedges to income	4	10	(32)	(24)
Remeasurements of employee benefit plans	(208)	166	(378)	216
Net fair value change due to credit risk on financial liabilities designated as at fair value through profit or loss	43	(4)	33	42
Net gains (losses) on equity securities designated at fair value through other comprehensive income	12	1	5	(3)
Total income tax expenses (recoveries)	$ 28	$ 154	$ (519)	$ 265